Consolidated Statements of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Class A [Member] | Common Stock and Additional Paid-in Capital [Member]
Proceeds from issuance of Class A common shares, net of offering costs	$ 4.8